Schedule of Investments (unaudited)	iShares® MSCI USA Equal Weighted ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.9%
Boeing Co. (The)(a)	3,051	$753,658
General Dynamics Corp.	3,618	687,094
HEICO Corp.	2,061	289,488
HEICO Corp., Class A	3,446	456,457
Howmet Aerospace Inc.(a)	20,568	729,753
Huntington Ingalls Industries Inc.	3,196	691,007
L3Harris Technologies Inc.	3,179	693,213
Lockheed Martin Corp.	1,773	677,641
Northrop Grumman Corp.	1,857	679,420
Raytheon Technologies Corp.	8,008	710,390
Teledyne Technologies Inc.(a)	1,667	699,256
Textron Inc.	10,140	694,286
TransDigm Group Inc.(a)	1,164	755,250
		8,516,913
Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	7,006	679,722
Expeditors International of Washington Inc.	5,741	721,586
FedEx Corp.	2,242	705,804
United Parcel Service Inc., Class B	3,201	686,935
XPO Logistics Inc.(a)	4,807	706,293
		3,500,340
Airlines — 0.3%
Delta Air Lines Inc.(a)	14,850	708,048
Southwest Airlines Co.(a)	11,164	686,139
		1,394,187
Auto Components — 0.7%
Aptiv PLC(a)	4,999	751,950
Autoliv Inc.	6,802	721,216
BorgWarner Inc.	13,425	688,568
Lear Corp.	3,757	726,453
		2,888,187
Automobiles — 0.5%
Ford Motor Co.(a)	57,336	833,092
General Motors Co.(a)	12,388	734,732
Tesla Inc.(a)(b)	1,207	754,641
		2,322,465
Banks — 2.4%
Bank of America Corp.	16,214	687,311
Citigroup Inc.	8,954	704,769
Citizens Financial Group Inc.	13,663	681,784
Fifth Third Bancorp.	16,149	680,519
First Republic Bank/CA	3,648	698,373
Huntington Bancshares Inc./OH	43,696	693,019
JPMorgan Chase & Co.	4,212	691,779
KeyCorp.	29,479	679,196
M&T Bank Corp.	4,148	666,542
PNC Financial Services Group Inc. (The)	3,484	678,265
Regions Financial Corp.	29,639	693,849
SVB Financial Group(a)	1,201	700,051
Truist Financial Corp.	11,187	691,133
U.S. Bancorp	11,136	676,846
Wells Fargo & Co.	14,450	675,104
		10,298,540
Beverages — 1.2%
Boston Beer Co. Inc. (The), Class A, NVS(a)	109	115,339
Brown-Forman Corp., Class B, NVS	8,907	715,767
Coca-Cola Co. (The)	12,701	702,238
Security	Shares	Value

Beverages (continued)
Constellation Brands Inc., Class A	2,944	$705,736
Keurig Dr Pepper Inc.	19,284	712,737
Molson Coors Beverage Co., Class B(a)	11,956	697,274
Monster Beverage Corp.(a)	7,604	716,829
PepsiCo Inc.	4,747	702,271
		5,068,191
Biotechnology — 2.6%
AbbVie Inc.	5,935	671,842
Alexion Pharmaceuticals Inc.(a)	3,970	700,903
Alnylam Pharmaceuticals Inc.(a)	5,116	726,421
Amgen Inc.	2,750	654,335
Biogen Inc.(a)	2,476	662,280
BioMarin Pharmaceutical Inc.(a)	8,987	694,695
Exact Sciences Corp.(a)	7,362	813,722
Gilead Sciences Inc.	10,049	664,339
Horizon Therapeutics PLC(a)	7,400	678,284
Incyte Corp.(a)	8,442	707,271
Moderna Inc.(a)	4,333	801,648
Neurocrine Biosciences Inc.(a)	7,473	719,052
Novavax Inc.(a)	5,000	738,100
Regeneron Pharmaceuticals Inc.(a)	1,325	665,720
Seagen Inc.(a)	4,696	729,524
Vertex Pharmaceuticals Inc.(a)	3,209	669,494
		11,297,630
Building Products — 1.4%
A O Smith Corp.	9,783	695,278
Allegion PLC	4,987	700,574
Carrier Global Corp.	15,698	721,009
Fortune Brands Home & Security Inc.	6,517	672,294
Johnson Controls International PLC	10,515	699,668
Lennox International Inc.	1,990	696,361
Masco Corp.	10,866	655,328
Owens Corning	6,518	695,145
Trane Technologies PLC	3,776	703,846
		6,239,503
Capital Markets — 4.3%
Ameriprise Financial Inc.	2,696	700,529
Apollo Global Management Inc.	12,091	693,298
Bank of New York Mellon Corp. (The)	13,307	693,029
BlackRock Inc.(c)	816	715,665
Blackstone Group Inc. (The)	7,895	731,630
Carlyle Group Inc. (The)	16,083	701,862
Cboe Global Markets Inc.	6,157	685,274
Charles Schwab Corp. (The)	9,497	701,353
CME Group Inc.	3,205	701,126
FactSet Research Systems Inc.	2,126	710,849
Franklin Resources Inc.	20,031	685,260
Goldman Sachs Group Inc. (The)	1,878	698,654
Intercontinental Exchange Inc.	6,175	697,034
Invesco Ltd.	24,971	712,423
KKR & Co. Inc.	12,510	696,682
MarketAxess Holdings Inc.	1,528	712,873
Moody’s Corp.	2,104	705,576
Morgan Stanley	7,872	715,958
MSCI Inc.	1,524	713,430
Nasdaq Inc.	4,236	709,361
Northern Trust Corp.	5,746	696,358
Raymond James Financial Inc.	5,179	686,684
S&P Global Inc.	1,850	702,019

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Equal Weighted ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
SEI Investments Co.	11,028	$699,616
State Street Corp.	8,030	698,449
T Rowe Price Group Inc.	3,621	692,878
Tradeweb Markets Inc., Class A	8,274	693,196
		18,951,066
Chemicals — 2.7%
Air Products & Chemicals Inc.	2,299	688,918
Albemarle Corp.	4,402	735,486
Celanese Corp.	4,098	678,014
CF Industries Holdings Inc.	12,694	674,940
Corteva Inc.	15,024	683,592
Dow Inc.	9,776	668,874
DuPont de Nemours Inc.	8,127	687,463
Eastman Chemical Co.	5,338	669,385
Ecolab Inc.	3,144	676,212
FMC Corp.	5,860	683,803
International Flavors & Fragrances Inc.	4,863	688,941
Linde PLC	2,304	692,583
LyondellBasell Industries NV, Class A	6,005	676,283
Mosaic Co. (The)	18,706	676,035
PPG Industries Inc.	3,848	691,563
RPM International Inc.	7,189	672,387
Sherwin-Williams Co. (The)	2,476	702,020
		11,646,499
Commercial Services & Supplies — 0.9%
Cintas Corp.	1,973	697,534
Copart Inc.(a)	5,647	728,519
Republic Services Inc.	6,299	687,725
Rollins Inc.(b)	19,243	655,994
Waste Connections Inc.	5,681	689,901
Waste Management Inc.	4,896	688,769
		4,148,442
Communications Equipment — 0.8%
Arista Networks Inc.(a)	2,131	723,219
Cisco Systems Inc.	13,103	693,149
F5 Networks Inc.(a)	3,849	713,720
Juniper Networks Inc.	26,169	689,030
Motorola Solutions Inc.	3,459	710,167
		3,529,285
Construction Materials — 0.3%
Martin Marietta Materials Inc.	1,845	670,934
Vulcan Materials Co.	3,590	658,119
		1,329,053
Consumer Finance — 0.8%
Ally Financial Inc.	12,788	699,632
American Express Co.	4,420	707,775
Capital One Financial Corp.	4,330	696,177
Discover Financial Services	5,866	687,847
Synchrony Financial	14,773	700,388
		3,491,819
Containers & Packaging — 1.2%
Amcor PLC	56,465	666,287
Avery Dennison Corp.	3,137	691,803
Ball Corp.	7,837	643,888
Crown Holdings Inc.	6,229	643,082
International Paper Co.	10,805	681,795
Packaging Corp. of America	4,470	664,466
Sealed Air Corp.	12,248	696,421
Security	Shares	Value

Containers & Packaging (continued)
Westrock Co.	11,194	$652,834
		5,340,576
Distributors — 0.5%
Genuine Parts Co.	5,233	686,151
LKQ Corp.(a)	13,557	690,865
Pool Corp.	1,590	694,114
		2,071,130
Diversified Financial Services — 0.5%
Berkshire Hathaway Inc., Class B(a)	2,397	693,788
Equitable Holdings Inc.	20,480	650,240
Voya Financial Inc.	10,110	662,407
		2,006,435
Diversified Telecommunication Services — 0.6%
AT&T Inc.	22,124	651,109
Liberty Global PLC, Class A(a)	7,626	208,266
Liberty Global PLC, Class C, NVS(a)	17,022	463,339
Lumen Technologies Inc.	47,634	659,254
Verizon Communications Inc.	11,979	676,694
		2,658,662
Electric Utilities — 2.5%
Alliant Energy Corp.	12,277	701,631
American Electric Power Co. Inc.	8,121	698,406
Duke Energy Corp.	6,769	678,389
Edison International	12,021	671,613
Entergy Corp.	6,574	691,979
Evergy Inc.	11,166	692,180
Eversource Energy	8,262	670,792
Exelon Corp.	15,393	694,532
FirstEnergy Corp.	18,388	697,089
NextEra Energy Inc.	9,670	708,038
NRG Energy Inc.	20,355	654,413
PG&E Corp.(a)	64,059	649,558
Pinnacle West Capital Corp.	8,119	686,705
PPL Corp.	23,809	693,080
Southern Co. (The)	10,769	688,355
Xcel Energy Inc.	9,794	694,199
		10,970,959
Electrical Equipment — 1.3%
AMETEK Inc.	5,180	699,818
Eaton Corp. PLC	4,703	683,111
Emerson Electric Co.	7,263	694,996
Generac Holdings Inc.(a)	2,366	777,752
Plug Power Inc.(a)	27,993	859,385
Rockwell Automation Inc.	2,620	690,946
Sensata Technologies Holding PLC(a)	11,971	711,437
Sunrun Inc.(a)(b)	17,439	779,872
		5,897,317
Electronic Equipment, Instruments & Components — 1.6%
Amphenol Corp., Class A	10,446	702,598
Arrow Electronics Inc.(a)	5,721	688,408
CDW Corp./DE	4,103	678,718
Cognex Corp.	9,387	745,234
Corning Inc.	15,697	684,860
IPG Photonics Corp.(a)	3,543	741,408
Keysight Technologies Inc.(a)	4,980	709,053
TE Connectivity Ltd.	5,176	702,280
Trimble Inc.(a)	9,109	708,589

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Equal Weighted ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A(a)	1,441	$716,249
		7,077,397
Energy Equipment & Services — 0.4%
Baker Hughes Co.	26,366	643,330
Halliburton Co.	29,166	654,777
Schlumberger Ltd.	20,347	637,472
		1,935,579
Entertainment — 1.3%
Activision Blizzard Inc.	7,532	732,487
Electronic Arts Inc.	5,053	722,225
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	15,829	706,765
Live Nation Entertainment Inc.(a)	8,218	740,524
Netflix Inc.(a)	1,422	714,996
Roku Inc.(a)	2,230	773,163
Take-Two Interactive Software Inc.(a)	4,134	767,105
Walt Disney Co. (The)(a)	4,086	729,964
		5,887,229
Equity Real Estate Investment Trusts (REITs) — 5.7%
Alexandria Real Estate Equities Inc.	4,017	716,070
American Tower Corp.	2,822	720,908
AvalonBay Communities Inc.	3,500	724,290
Boston Properties Inc.	6,295	740,040
Camden Property Trust	5,634	706,391
Crown Castle International Corp.	3,812	722,374
Digital Realty Trust Inc.	4,682	709,604
Duke Realty Corp.	15,460	718,272
Equinix Inc.	971	715,355
Equity LifeStyle Properties Inc.	9,991	707,962
Equity Residential	9,381	726,559
Essex Property Trust Inc.	2,409	711,354
Extra Space Storage Inc.	4,759	712,946
Healthpeak Properties Inc.	20,824	695,105
Host Hotels & Resorts Inc.(a)	39,921	685,444
Invitation Homes Inc.	19,723	715,353
Iron Mountain Inc.	15,902	692,373
Medical Properties Trust Inc.	33,074	700,177
Mid-America Apartment Communities Inc.	4,413	709,169
Omega Healthcare Investors Inc.	19,302	706,839
Prologis Inc.	6,078	716,232
Public Storage	2,507	708,177
Realty Income Corp.	10,667	729,623
Regency Centers Corp.	10,899	704,075
SBA Communications Corp.	2,405	716,979
Simon Property Group Inc.	5,676	729,309
Sun Communities Inc.	4,232	708,521
UDR Inc.	14,956	712,354
Ventas Inc.	12,788	709,095
VEREIT Inc.	15,367	731,008
VICI Properties Inc.	22,239	692,300
Vornado Realty Trust	15,027	710,477
Welltower Inc.	9,490	709,567
Weyerhaeuser Co.	18,228	691,935
WP Carey Inc.	9,400	709,230
		24,915,467
Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	1,807	683,534
Kroger Co. (The)	18,557	686,238
Sysco Corp.	8,248	668,088
Walgreens Boots Alliance Inc.	12,545	660,620
Security	Shares	Value

Food & Staples Retailing (continued)
Walmart Inc.	5,003	$710,576
		3,409,056
Food Products — 2.2%
Archer-Daniels-Midland Co.	10,249	681,866
Bunge Ltd.	7,748	672,681
Campbell Soup Co.	14,062	684,398
Conagra Brands Inc.	18,394	700,811
General Mills Inc.	11,049	694,540
Hershey Co. (The)	4,021	695,834
Hormel Foods Corp.	14,922	724,314
JM Smucker Co. (The)	5,193	692,175
Kellogg Co.	10,457	684,829
Kraft Heinz Co. (The)	15,823	689,725
Lamb Weston Holdings Inc.	8,940	737,461
McCormick & Co. Inc./MD, NVS	7,790	693,777
Mondelez International Inc., Class A	11,104	705,437
Tyson Foods Inc., Class A	8,598	683,541
		9,741,389
Gas Utilities — 0.3%
Atmos Energy Corp.	7,045	698,653
UGI Corp.	15,839	729,386
		1,428,039
Health Care Equipment & Supplies — 4.0%
Abbott Laboratories	5,954	694,534
ABIOMED Inc.(a)	2,595	738,485
Align Technology Inc.(a)	1,243	733,556
Baxter International Inc.	8,378	688,001
Becton Dickinson and Co.	2,883	697,369
Boston Scientific Corp.(a)	16,633	707,734
Cooper Companies Inc. (The)	1,789	703,882
Danaher Corp.	2,767	708,739
DENTSPLY SIRONA Inc.	10,048	672,412
Dexcom Inc.(a)	2,138	789,756
Edwards Lifesciences Corp.(a)	7,728	741,115
Hologic Inc.(a)	11,113	700,786
IDEXX Laboratories Inc.(a)	1,326	740,054
Insulet Corp.(a)	3,046	821,415
Intuitive Surgical Inc.(a)	850	715,853
Masimo Corp.(a)	3,267	704,365
Medtronic PLC	5,559	703,714
Novocure Ltd.(a)(b)	3,971	810,084
ResMed Inc.	3,562	733,238
STERIS PLC	3,530	673,736
Stryker Corp.	2,758	704,035
Teleflex Inc.	1,766	710,268
West Pharmaceutical Services Inc.	2,124	738,111
Zimmer Biomet Holdings Inc.	4,188	704,966
		17,336,208
Health Care Providers & Services — 2.7%
AmerisourceBergen Corp.	5,872	673,753
Anthem Inc.	1,759	700,469
Cardinal Health Inc.	12,294	689,325
Centene Corp.(a)	9,824	723,046
Cigna Corp.	2,616	677,152
CVS Health Corp.	8,199	708,722
DaVita Inc.(a)	5,576	669,510
HCA Healthcare Inc.	3,309	710,740
Henry Schein Inc.(a)	8,617	655,237
Humana Inc.	1,539	673,620

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Equal Weighted ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings(a)	2,594	$712,001
McKesson Corp.	3,480	669,517
Molina Healthcare Inc.(a)	2,646	665,099
Oak Street Health Inc.(a)	12,186	735,913
Quest Diagnostics Inc.	5,257	692,189
UnitedHealth Group Inc.	1,696	698,616
Universal Health Services Inc., Class B	4,315	688,803
		11,743,712
Health Care Technology — 0.5%
Cerner Corp.	9,095	711,684
Teladoc Health Inc.(a)(b)	5,080	764,946
Veeva Systems Inc., Class A(a)	2,807	817,791
		2,294,421
Hotels, Restaurants & Leisure — 3.3%
Airbnb Inc., Class A(a)	5,259	738,364
Aramark	17,972	671,254
Booking Holdings Inc.(a)	312	736,804
Caesars Entertainment Inc.(a)	6,982	750,216
Carnival Corp.(a)	25,186	744,498
Chipotle Mexican Grill Inc.(a)	522	716,174
Darden Restaurants Inc.	4,992	715,004
Domino’s Pizza Inc.	1,602	683,846
DraftKings Inc., Class A(a)(b)	16,003	799,350
Expedia Group Inc.(a)	4,094	724,433
Hilton Worldwide Holdings Inc.(a)	5,703	714,415
Las Vegas Sands Corp.(a)	12,238	706,744
Marriott International Inc./MD, Class A(a)	4,963	712,588
McDonald’s Corp.	2,996	700,734
MGM Resorts International	17,906	767,630
Royal Caribbean Cruises Ltd.(a)	8,205	765,280
Starbucks Corp.	6,256	712,433
Vail Resorts Inc.(a)	2,191	716,194
Wynn Resorts Ltd.(a)	5,567	734,120
Yum! Brands Inc.	5,846	701,345
		14,511,426
Household Durables — 1.3%
DR Horton Inc.	7,247	690,567
Garmin Ltd.	4,954	704,657
Lennar Corp., Class A	7,073	700,298
Mohawk Industries Inc.(a)	3,174	668,698
Newell Brands Inc.	23,622	677,715
NVR Inc.(a)	143	698,874
PulteGroup Inc.	11,951	690,648
Whirlpool Corp.	2,822	669,068
		5,500,525
Household Products — 0.8%
Church & Dwight Co. Inc.	7,860	673,838
Clorox Co. (The)	3,845	679,527
Colgate-Palmolive Co.	8,308	696,044
Kimberly-Clark Corp.	5,196	678,753
Procter & Gamble Co. (The)	5,039	679,509
		3,407,671
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	27,626	701,976
Vistra Corp.	43,734	707,179
		1,409,155
Industrial Conglomerates — 0.6%
3M Co.	3,381	686,478
Security	Shares	Value

Industrial Conglomerates (continued)
General Electric Co.	52,770	$741,946
Honeywell International Inc.	3,063	707,278
Roper Technologies Inc.	1,602	720,916
		2,856,618
Insurance — 4.9%
Aflac Inc.	12,286	696,370
Alleghany Corp.(a)	970	695,073
Allstate Corp. (The)	4,980	680,318
American Financial Group Inc./OH	5,352	712,137
American International Group Inc.	13,441	710,222
Aon PLC, Class A	2,718	688,660
Arch Capital Group Ltd.(a)	17,158	684,433
Arthur J Gallagher & Co.	4,731	693,612
Assurant Inc.	4,285	690,528
Athene Holding Ltd., Class A(a)	11,130	697,072
Brown & Brown Inc.	13,277	697,308
Chubb Ltd.	4,121	700,529
Cincinnati Financial Corp.	5,761	701,171
Erie Indemnity Co., Class A, NVS	3,354	674,590
Everest Re Group Ltd.	2,549	662,638
Fidelity National Financial Inc.	14,263	670,218
Globe Life Inc.	6,557	691,239
Hartford Financial Services Group Inc. (The)	10,466	683,953
Lincoln National Corp.	9,871	688,897
Loews Corp.	11,861	692,445
Markel Corp.(a)	578	708,333
Marsh & McLennan Companies Inc.	5,156	713,333
MetLife Inc.	10,555	689,875
Principal Financial Group Inc.	10,365	677,767
Progressive Corp. (The)	6,503	644,317
Prudential Financial Inc.	6,415	686,213
Reinsurance Group of America Inc.	5,455	687,494
RenaissanceRe Holdings Ltd.	4,467	688,454
Travelers Companies Inc. (The)	4,330	691,501
W R Berkley Corp.	8,733	681,087
Willis Towers Watson PLC	2,607	681,365
		21,361,152
Interactive Media & Services — 1.3%
Alphabet Inc., Class A(a)	153	360,598
Alphabet Inc., Class C, NVS(a)	150	361,734
Facebook Inc., Class A(a)	2,199	722,877
IAC/InterActiveCorp.(a)	3,095	493,560
Match Group Inc.(a)	4,968	712,312
Pinterest Inc., Class A(a)	11,992	783,077
Snap Inc., Class A, NVS(a)	12,899	801,286
Twitter Inc.(a)	13,238	767,804
Zillow Group Inc., Class A(a)	1,775	209,965
Zillow Group Inc., Class C, NVS(a)(b)	4,532	531,694
		5,744,907
Internet & Direct Marketing Retail — 1.0%
Amazon.com Inc.(a)	212	683,291
Chewy Inc., Class A(a)(b)	9,926	730,752
eBay Inc.	10,816	658,478
Etsy Inc.(a)	4,215	694,337
MercadoLibre Inc.(a)(b)	521	707,867
Wayfair Inc., Class A(a)(b)	2,300	705,042
		4,179,767
IT Services — 4.2%
Accenture PLC, Class A	2,437	687,624

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Equal Weighted ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Akamai Technologies Inc.(a)(b)	6,111	$697,937
Automatic Data Processing Inc.	3,564	698,615
Black Knight Inc.(a)	9,724	713,644
Broadridge Financial Solutions Inc.	4,277	682,096
Cognizant Technology Solutions Corp., Class A	9,839	704,079
EPAM Systems Inc.(a)	1,549	739,803
Fidelity National Information Services Inc.	4,658	693,949
Fiserv Inc.(a)	6,155	709,056
FleetCor Technologies Inc.(a)	2,553	700,645
Gartner Inc.(a)	3,029	702,243
Global Payments Inc.	3,529	683,603
GoDaddy Inc., Class A(a)	8,560	693,018
International Business Machines Corp.	4,777	686,646
Jack Henry & Associates Inc.	4,435	683,655
Mastercard Inc., Class A	1,911	689,068
MongoDB Inc.(a)(b)	2,638	770,138
Okta Inc.(a)(b)	3,093	688,007
Paychex Inc.	6,948	702,721
PayPal Holdings Inc.(a)	2,847	740,277
Snowflake Inc., Class A(a)(b)	3,275	779,548
Square Inc., Class A(a)	3,431	763,466
Twilio Inc., Class A(a)	2,343	787,248
VeriSign Inc.(a)	3,158	694,507
Visa Inc., Class A	3,065	696,675
Western Union Co. (The)	27,894	682,566
		18,470,834
Leisure Products — 0.3%
Hasbro Inc.	7,224	693,287
Peloton Interactive Inc., Class A(a)	7,550	832,841
		1,526,128
Life Sciences Tools & Services — 2.2%
10X Genomics Inc., Class A(a)	4,839	871,020
Agilent Technologies Inc.	5,337	737,200
Avantor Inc.(a)	22,470	722,411
Bio-Rad Laboratories Inc., Class A(a)	1,178	709,592
Bio-Techne Corp.	1,809	748,618
Charles River Laboratories International Inc.(a)	2,172	734,114
Illumina Inc.(a)	1,763	715,143
IQVIA Holdings Inc.(a)	2,994	719,039
Mettler-Toledo International Inc.(a)	553	719,425
PerkinElmer Inc.	4,850	703,590
PPD Inc.(a)	15,043	693,783
Thermo Fisher Scientific Inc.	1,534	720,213
Waters Corp.(a)	2,246	723,774
		9,517,922
Machinery — 2.7%
Caterpillar Inc.	2,832	682,739
Cummins Inc.	2,605	670,214
Deere & Co.	1,807	652,508
Dover Corp.	4,610	693,805
Fortive Corp.	9,839	713,524
IDEX Corp.	3,099	690,023
Illinois Tool Works Inc.	2,918	676,276
Ingersoll Rand Inc.(a)	14,228	706,278
Nordson Corp.	3,401	753,968
Otis Worldwide Corp.	8,771	687,032
PACCAR Inc.	7,406	678,093
Parker-Hannifin Corp.	2,190	674,849
Pentair PLC	10,191	702,873
Security	Shares	Value

Machinery (continued)
Snap-on Inc.	2,736	$696,640
Stanley Black & Decker Inc.	3,225	699,180
Westinghouse Air Brake Technologies Corp.	8,638	714,881
Xylem Inc./NY	5,898	696,672
		11,789,555
Media — 2.3%
Altice USA Inc., Class A(a)	18,776	677,063
Cable One Inc.	406	737,117
Charter Communications Inc., Class A(a)	1,010	701,475
Comcast Corp., Class A	12,538	718,929
Discovery Inc., Class A(a)(b)	7,499	240,793
Discovery Inc., Class C, NVS(a)	13,954	419,318
DISH Network Corp., Class A(a)	15,309	666,248
Fox Corp., Class A, NVS	13,027	486,558
Fox Corp., Class B	5,985	217,136
Interpublic Group of Companies Inc. (The)	21,265	716,418
Liberty Broadband Corp., Class A(a)	604	97,884
Liberty Broadband Corp., Class C, NVS(a)	3,682	612,280
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	5,592	244,147
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	11,267	490,227
News Corp., Class A, NVS	25,779	695,775
Omnicom Group Inc.	8,337	685,635
Sirius XM Holdings Inc.(b)	118,341	739,631
ViacomCBS Inc., Class B, NVS	18,138	769,414
		9,916,048
Metals & Mining — 0.6%
Freeport-McMoRan Inc.	15,671	669,465
Newmont Corp.	9,361	687,846
Nucor Corp.	6,481	664,562
Steel Dynamics Inc.	10,705	668,313
		2,690,186
Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	38,103	706,430
Annaly Capital Management Inc.	75,690	701,646
		1,408,076
Multi-Utilities — 1.6%
Ameren Corp.	8,316	700,207
CenterPoint Energy Inc.	27,707	700,987
CMS Energy Corp.	11,015	691,081
Consolidated Edison Inc.	8,811	680,562
Dominion Energy Inc.	8,935	680,311
DTE Energy Co.	4,926	679,739
NiSource Inc.	27,256	695,028
Public Service Enterprise Group Inc.	11,143	692,203
Sempra Energy	5,045	683,547
WEC Energy Group Inc.	7,240	679,908
		6,883,573
Multiline Retail — 0.5%
Dollar General Corp.	3,401	690,267
Dollar Tree Inc.(a)	6,332	617,370
Target Corp.	3,304	749,744
		2,057,381
Oil, Gas & Consumable Fuels — 2.3%
Cheniere Energy Inc.(a)	8,241	699,661
Chevron Corp.	6,256	649,310
ConocoPhillips	11,893	662,916
Devon Energy Corp.	25,474	676,589
EOG Resources Inc.	8,136	653,646

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Equal Weighted ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	11,148	$650,709
Hess Corp.	8,007	671,147
Kinder Morgan Inc.	36,861	676,031
Marathon Petroleum Corp.	11,269	696,424
Occidental Petroleum Corp.	26,319	683,241
ONEOK Inc.	12,602	664,630
Phillips 66	7,822	658,769
Pioneer Natural Resources Co.	4,306	655,330
Valero Energy Corp.	8,492	682,757
Williams Companies Inc. (The)	26,142	688,580
		10,069,740
Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	2,341	717,563

Pharmaceuticals — 1.7%
Bristol-Myers Squibb Co.	10,600	696,632
Catalent Inc.(a)	6,818	714,731
Elanco Animal Health Inc.(a)	19,811	712,800
Eli Lilly & Co.	3,553	709,676
Jazz Pharmaceuticals PLC(a)	3,926	699,338
Johnson & Johnson	4,075	689,694
Merck & Co. Inc.	8,689	659,408
Pfizer Inc.	17,291	669,680
Royalty Pharma PLC, Class A	16,755	672,211
Viatris Inc.	43,049	656,067
Zoetis Inc.	4,078	720,501
		7,600,738
Professional Services — 1.6%
Booz Allen Hamilton Holding Corp.	8,340	708,316
Clarivate PLC(a)	24,581	738,413
CoStar Group Inc.(a)	850	725,900
Equifax Inc.	2,912	684,436
IHS Markit Ltd.	6,689	704,419
Jacobs Engineering Group Inc.	4,982	707,843
Leidos Holdings Inc.	6,719	690,377
Robert Half International Inc.	7,726	685,992
TransUnion	6,414	686,298
Verisk Analytics Inc.	4,019	694,604
		7,026,598
Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	7,996	701,889

Road & Rail — 1.6%
AMERCO	1,121	644,620
CSX Corp.	6,911	691,929
JB Hunt Transport Services Inc.	3,937	675,353
Kansas City Southern	2,329	693,297
Knight-Swift Transportation Holdings Inc.	14,187	677,146
Lyft Inc., Class A(a)	14,098	804,855
Norfolk Southern Corp.	2,428	682,025
Old Dominion Freight Line Inc.	2,563	680,348
Uber Technologies Inc.(a)	14,648	744,558
Union Pacific Corp.	3,087	693,741
		6,987,872
Semiconductors & Semiconductor Equipment — 4.0%
Advanced Micro Devices Inc.(a)	9,319	746,266
Analog Devices Inc.	4,693	772,468
Applied Materials Inc.	5,618	776,014
Broadcom Inc.	1,580	746,281
Enphase Energy Inc.(a)	5,885	841,849
Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Intel Corp.	12,566	$717,770
KLA Corp.	2,335	739,938
Lam Research Corp.	1,173	762,274
Marvell Technology Inc.	16,252	784,972
Maxim Integrated Products Inc.	7,600	775,276
Microchip Technology Inc.	4,844	760,266
Micron Technology Inc.(a)	8,646	727,475
Monolithic Power Systems Inc.	2,228	764,471
NVIDIA Corp.	1,227	797,280
NXP Semiconductors NV	3,634	768,300
ON Semiconductor Corp.(a)	18,925	757,757
Qorvo Inc.(a)	4,060	741,843
QUALCOMM Inc.	5,356	720,596
Skyworks Solutions Inc.	4,237	720,290
SolarEdge Technologies Inc.(a)	3,196	824,600
Teradyne Inc.	5,803	768,027
Texas Instruments Inc.	3,840	728,909
Xilinx Inc.	5,888	747,776
		17,490,698
Software — 7.1%
Adobe Inc.(a)	1,439	726,091
ANSYS Inc.(a)	2,166	731,978
Autodesk Inc.(a)	2,530	723,226
Avalara Inc.(a)	5,759	761,167
Bentley Systems Inc., Class B	13,988	802,352
Cadence Design Systems Inc.(a)	5,709	724,986
Ceridian HCM Holding Inc.(a)	7,914	707,986
Citrix Systems Inc.	5,950	684,012
Cloudflare Inc., Class A(a)	9,800	804,188
Coupa Software Inc.(a)	3,087	735,323
Crowdstrike Holdings Inc., Class A(a)	3,691	819,956
Datadog Inc., Class A(a)	8,591	782,211
DocuSign Inc.(a)	3,733	752,648
Dropbox Inc., Class A(a)(b)	26,595	727,373
Dynatrace Inc.(a)	14,908	771,340
Fair Isaac Corp.(a)	1,421	719,111
Fortinet Inc.(a)	3,392	741,288
Guidewire Software Inc.(a)	7,564	739,305
HubSpot Inc.(a)	1,439	725,803
Intuit Inc.	1,656	727,133
Microsoft Corp.	2,832	707,094
NortonLifeLock Inc.	26,547	734,290
Oracle Corp.	8,761	689,841
Palantir Technologies Inc., Class A(a)	34,252	786,083
Palo Alto Networks Inc.(a)	2,071	752,291
Paycom Software Inc.(a)	2,159	711,606
PTC Inc.(a)	5,447	730,661
RingCentral Inc., Class A(a)	2,961	777,174
salesforce.com Inc.(a)	3,234	770,015
ServiceNow Inc.(a)	1,531	725,510
Slack Technologies Inc., Class A(a)	16,885	743,615
Splunk Inc.(a)	6,090	738,108
SS&C Technologies Holdings Inc.	9,360	691,423
Synopsys Inc.(a)	2,947	749,540
Trade Desk Inc. (The), Class A(a)	1,374	808,104
Tyler Technologies Inc.(a)	1,776	716,012
Unity Software Inc.(a)	8,095	764,654
VMware Inc., Class A(a)(b)	4,243	669,927
Workday Inc., Class A(a)	3,031	693,250
Zendesk Inc.(a)	5,258	718,558

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Equal Weighted ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Zoom Video Communications Inc., Class A(a)	2,254	$747,269
Zscaler Inc.(a)	4,264	828,069
		31,160,571
Specialty Retail — 2.2%
Advance Auto Parts Inc.	3,386	642,426
AutoZone Inc.(a)	452	635,783
Best Buy Co. Inc.	5,783	672,216
Burlington Stores Inc.(a)	2,061	666,466
CarMax Inc.(a)	5,581	642,875
Carvana Co.(a)	3,072	814,357
Home Depot Inc. (The)	2,167	691,078
L Brands Inc.(a)	9,943	694,717
Lowe’s Companies Inc.	3,574	696,322
O’Reilly Automotive Inc.(a)	1,253	670,505
Ross Stores Inc.	5,404	683,012
TJX Companies Inc. (The)	9,639	651,018
Tractor Supply Co.	3,721	676,106
Ulta Beauty Inc.(a)	2,106	727,328
		9,564,209
Technology Hardware, Storage & Peripherals — 1.1%
Apple Inc.	5,503	685,729
Dell Technologies Inc., Class C(a)	7,044	694,820
Hewlett Packard Enterprise Co.	41,932	669,235
HP Inc.	20,980	613,245
NetApp Inc.	8,843	684,183
Seagate Technology Holdings PLC	6,635	635,301
Western Digital Corp.	9,076	682,788
		4,665,301
Textiles, Apparel & Luxury Goods — 0.5%
Lululemon Athletica Inc.(a)	2,209	713,794
Nike Inc., Class B	5,093	694,991
VF Corp.	8,010	638,557
		2,047,342
Tobacco — 0.3%
Altria Group Inc.	13,813	679,876
Philip Morris International Inc.	7,111	685,714
		1,365,590
Security	Shares	Value

Trading Companies & Distributors — 0.5%
Fastenal Co.	12,924	$685,489
United Rentals Inc.(a)	2,033	678,941
WW Grainger Inc.	1,483	685,383
		2,049,813
Water Utilities — 0.3%
American Water Works Co. Inc.	4,607	714,177
Essential Utilities Inc.	15,033	718,578
		1,432,755
Wireless Telecommunication Services — 0.2%
T-Mobile U.S. Inc.(a)	4,947	699,753

Total Common Stocks — 99.7%
(Cost: $336,857,007)		436,147,052

Short-Term Investments

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	8,939,277	8,944,640
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	640,000	640,000
		9,584,640
Total Short-Term Investments — 2.2%
(Cost: $9,581,515)		9,584,640

Total Investments in Securities — 101.9%
(Cost: $346,438,522)		445,731,692

Other Assets, Less Liabilities — (1.9)%		(8,163,079)

Net Assets—100.0%		$437,568,613

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Equal Weighted ETF
May 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,935,032	$5,011,416	(a)	$—	$867	$(2,675)	$8,944,640	8,939,277	$14,296	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	370,000	270,000	(a)	—	—	—	640,000	640,000	140		—
BlackRock Inc.	366,021	247,511		(110,774)	11,530	201,377	715,665	816	7,721		—
					$12,397	$198,702	$10,300,305		$22,157		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	2	06/18/21	$420	$548
S&P MidCap 400 E-Mini Index	1	06/18/21	273	4,605
				$5,153

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$436,147,052	$—	$—	$436,147,052
Money Market Funds	9,584,640	—	—	9,584,640
	$445,731,692	$—	$—	$445,731,692
Derivative financial instruments(a)
Assets
Futures Contracts	$5,153	$—	$—	$5,153

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares